Lease Commitments	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Lease Commitments

We entered into an operating lease for office space on January 1, 2002 that, as extended, now expires on April 30, 2017. Rent expense was $43,457 and $43,457 during the fiscal years ended December 31, 2013 and 2012, respectively. A 5-year office equipment lease entered into in 2005 expired in October 2010 and was replaced with a 4-year office equipment lease in November 2010.

Future minimum lease payments as of December 31, 2013 are displayed below:

Year ending December 31,
2014	$47,206
2015	$47,056
2016	$48,110
2017	$16,154
2018	$-
Total minimum lease payments	$158,526

Future minimum lease payments as of December 31, 2012 are displayed below:

Year ending December 31,
2013	$46,393
2014	$47,206
2015	$47,056
2016	$48,110
2017	$16,154
2018	$-
Total minimum lease payments	$204,919